UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

       9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Address of principal executive offices)

              (Zip code)

John B. Walthausen

Walthausen Funds

9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: October 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund

	Schedule of Investments
	October 31, 2012 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
158,613	AAON Inc.	$ 3,327,701	0.70%

Blankbooks, Looseleaf Binders, Bookbinding & Related Work
214,030	Deluxe Corporation	6,744,085	1.41%

Bottled & Canned Soft Drinks & Carbonated Waters
50,000	National Beverage Corp. *	743,500	0.16%

Broadwoven Fabric Mills, Man Made Fiber & Silk
144,051	Albany International Corporation	3,164,800	0.66%

Canned, Frozen & Preserved Fruit and Vegetables
139,968	Overhill Farms Inc. *	631,242	0.13%

Computer & Office Equipment
362,880	Lexmark International Inc. (a)	7,714,829	1.61%

Computer Communications Equipment
398,056	Electronics for Imaging, Inc. *	6,910,252	1.45%

Construction Machinery & Equipment
316,495	Columbus McKinnon Corporation *	4,737,930	0.99%

Construction Special Trade Contractors
172,226	Layne Christensen Company *	3,838,917	0.80%

Crude Petroleum & Natural Gas
311,445	EPL Oil & Gas, Inc. *	6,739,670
232,680	Gulfport Energy Corp. *	7,720,322
595,178	Halcón Resources Corporation *	3,850,802
400,315	Northern Oil and Gas, Inc. * (a)	6,068,775
		24,379,569	5.10%

Cutlery, Handtools & General Hardware
132,484	Lifetime Brands, Inc.	1,470,572	0.31%

Electronic Components, NEC
1,786,310	Power-One, Inc. *	7,216,692	1.51%

Electronic Components & Accessories
1,177,415	Vishay Intertechnology Inc. *	9,748,996
243,370	Vishay Precision Group, Inc. *	3,175,979
		12,924,975	2.70%

Electronic Connectors
247,933	Methode Electronics, Inc.	2,509,082	0.53%

Electronic Housewares & Fans
115,100	Helen of Troy, Ltd. *	3,478,322	0.73%

Fabricated Rubber Products, NEC
568,290	OMNOVA Solutions Inc. *	4,455,394	0.93%

Fire, Marine & Casualty Insurance
67,400	RLI Corp.	4,595,332	0.96%

Greeting Cards
167,125	CSS Industries Inc.	3,359,213	0.70%

Industrial & Commercial Fans & Blowers & Air Purifying Equipment
188,183	CECO Environmental Corp.	1,665,420	0.35%

Industrial Inorganic Chemicals
193,575	LSB Industries, Inc. *	7,795,265	1.63%

Industrial Trucks, Tractors, Trailers & Stackers
86,835	Hyster-Yale Materials Handling, Inc. *	3,567,182
56,835	Hyster-Yale Materials Handling, Inc. Class B * **	2,334,782
		5,901,964	1.24%

Life Insurance
7,773	National Western Life Insurance Company Class A	1,091,096
301,930	Primerica, Inc.	8,532,542
		9,623,638	2.01%

Manifold Business Forms
160,700	Ennis, Inc.	2,458,710	0.51%

Metal Forgings & Stampings
86,521	Materion Corp.	1,812,615
279,960	TriMas Corp. *	7,021,397
		8,834,012	1.85%

Miscellaneous Industrial & Commercial Machinery & Equipment
176,350	Sauer-Danfoss Inc.	7,064,581	1.48%

Miscellaneous Business Credit Institution
412,120	PHH Corporation *	8,576,217	1.79%

Miscellaneous Fabricated Metal Products
279,840	The Shaw Group Inc. *	12,254,194	2.56%

Miscellaneous Plastics Product
210,896	Spartech Corporation *	1,805,270	0.38%

Mortgage Bankers & Loan Correspondents
429,315	Ocwen Financial Corp. *	16,558,679	3.47%

Motor Vehicle Parts & Accessories
481,680	Modine Manufacturing Corporation *	3,275,424	0.69%

National Commercial Banks
238,150	Community Bank System Inc.	6,570,558
111,880	City Holding Company (a)	3,929,226
		10,499,784	2.20%

Oil & Gas Drilling & Exploration Services
57,143	Emerald Oil, Inc. *	308,571	0.06%

Oil and Gas Field Exploration Services
768,852	Synergy Resources Corporation *	3,267,621	0.68%

Oil & Gas Field Machinery & Equipment
427,910	Newpark Resources, Inc. *	2,905,509	0.61%

Operative Builders
403,150	M/I Homes, Inc. *	8,970,088	1.88%

Plastic Materials, Synth Resin
306,094	Hexcel Corp. *	7,823,763
325,410	Kraton Performance Polymers Inc. *	7,100,446
384,230	Polyone Corp.	7,273,474
		22,197,683	4.65%

Prefabricated Metal Buildings & Components
423,380	NCI Building Systems, Inc. *	4,746,090	0.99%

Pulp Mills
647,653	Mercer International Inc. (Canada) *	4,527,094	0.95%

Refrigeration & Service Industries
235,260	Standex International Corp.	10,878,422	2.28%

Retail - Auto & Home Supply Stores
571,889	Pep Boys - Manny, Moe & Jack	5,713,171	1.20%

Retail - Miscellaneous Shopping
1,329,010	Office Depot, Inc. *	3,295,945	0.69%

Rolling Drawing & Extruding of Nonferrous Metals
139,790	RTI International Metals, Inc. *	3,185,814	0.67%

Savings Institution, Federally Chartered
360,115	Dime Community Bancshares, Inc.	5,221,667
453,960	Umpqua Holdings, Corp.	5,492,825
		10,714,492	2.24%

Semiconductors & Related Devices
1,374,340	GT Advanced Technologies, Inc. * (a)	5,964,636	1.25%

Services - Advertising
231,735	Valassis Communications , Inc. * (a)	6,029,745	1.26%

Services - Business Services, NEC
303,549	Lender Processing Services, Inc.	7,318,566	1.53%

Services - Computer Integrated Systems Design
484,000	Convergys Corporation	8,136,040
158,220	SYNNEX Corporation *	5,124,746
		13,260,786	2.77%

Services - Consumer Credit Reports
100,900	Altisource Portfolio Solutions S.A. (Luxembourg) *	11,452,150	2.40%

Services - Equipment Rental & Leasing, NEC
305,986	CAI International Inc. *	6,780,650
110,160	Rent-A-Center Inc.	3,672,734
150,420	Textainer Group Holdings Limited (Bermuda)	4,542,684
		14,996,068	3.14%

Services - Help Supply Services
310,947	CDI Corp.	5,345,179	1.12%

Services - Hospitals
152,100	Magellan Health Services Inc. *	7,627,815	1.60%

Services - Mailing, Reproduction, Commercial Art & Photography
352,071	American Reprographics Co. *	1,348,432	0.28%

Services - Medical Laboratories
231,320	Bio-Reference Laboratories, Inc. * (a)	6,421,443	1.34%

Short-Term Business Credit Institutions
273,115	Asta Funding Inc.	2,561,819	0.54%

Special Industry Machinery (No Metalworking Machinery)
289,990	John Bean Technologies Corporation	4,471,646	0.94%

State Commercial Banks
202,100	Bryn Mawr Bank Corp.	4,575,544
615,380	CVB Financial Corp.	6,658,412
44,595	First Bancorp North Carolina	466,018
178,810	First Financial Bankshares, Inc. (a)	6,478,286
203,940	Hancock Holding Co.	6,442,465
		24,620,725	5.13%

Steel Works, Blast Furnaces & Rolling & Finishing Mills
109,770	Haynes International, Inc.	5,563,144
378,010	Titan International, Inc.	7,930,650
295,750	Worthington Industries, Inc.	6,394,115
		19,887,909	4.16%

Telephone & Telegraph Apparatus
201,340	Plantronics, Inc.	6,531,469	1.37%

Textile Mill Products
261,560	Lydall Inc. *	3,376,739	0.71%

Tires & Inner Tubes
532,801	Cooper Tire & Rubber Company	10,725,284	2.24%

Wholesale - Apparel, Piece Goods & Notions
182,637	Delta Apparel, Inc. *	2,765,124	0.58%

Wholesale - Metals Service Centers & Offices
393,060	Metals USA Holdings Corp. *	5,730,815	1.20%

Wood Household Furniture, (No Upholstered)
207,152	Bassett Furniture Industries Inc.	2,376,033	0.50%

Total for Common Stocks (Cost $371,604,647)		$ 442,038,448	92.50%

REAL ESTATE INVESTMENT TRUSTS
292,255	Walter Investment Management Corp. *	14,124,684	2.96%
Total for Real Estate Investment Trusts (Cost $6,620,684)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
31,589,295	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.02% **	31,589,295	6.61%
	(Cost $31,589,295)

MONEY MARKET FUNDS
20,576,733	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.01% ***	20,576,733	4.31%
	(Cost $20,576,733)

Total Investment Securities		508,329,160	106.38%
	(Cost $430,391,359)

Liabilities In Excess of Other Assets		(30,503,468)	-6.38%

Net Assets		$ 477,825,692	100.00%

* Non-Income Producing Securities.
** The Hyster-Yale Class B Common Stock is not listed on any stock exchange. The value of a Class B
Share is equivalent to the Value of a Class A Share on the basis that each share of Hyster-Yale Class B is freely convertible into one share of Hyster-Yale Class A stock, and the Hyster-Yale Class A stock can be freely traded in the market place. Level 2 security.
*** Variable Rate Security; The Coupon Rate shown represents the rate at October 31, 2012.
(a) All or portion of shares are on loan.

See accompanying notes to Schedules of Investments

Walthausen Select Value Fund

	Schedule of Investments
	October 31, 2012 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
1,260	Assurant, Inc.	$ 47,641	3.01%

Aircraft & Parts
650	Triumph Group, Inc.	42,523	2.69%

Books: Publishing or Publishing & Printing
710	John Wiley & Sons, Inc.	30,800	1.95%

Computer & Office Equipment
1,960	Lexmark International Inc.	41,670	2.64%

Converted Paper & Paperboard Products (No Containers/Boxes)
1,230	Avery Dennison Corp.	39,827	2.52%

Crude Petroleum & Natural Gas
1,720	Gulfport Energy Corp. *	57,070
5,369	Halcón Resources Corporation *	34,737
2,640	Northern Oil and Gas, Inc. * (a)	40,022
		131,829	8.34%

Electronic Components & Accessories
3,890	Vishay Intertechnology Inc. *	32,209	2.04%

Electronic Components, NEC
10,000	Power-One Inc. *	40,400	2.56%

Fats & Oils
2,200	Darling International, Inc.	36,366	2.30%

Fire, Marine & Casualty Insurance
860	American Financial Group	33,368
855	Endurance Specialty Holdings Ltd.	34,670
		68,038	4.31%

Heavy Construction Other Than Building Construction - Contractors
1,760	Foster Wheeler AG * (Switzerland)	39,195	2.48%

Meat Packing Plants
17	Seaboard Corp. *	38,783
1,890	Smithfield Foods Inc. *	38,688
		77,471	4.90%

Metalworking Machinery & Equipment
1,000	Lincoln Electrics Holdings, Inc.	43,370	2.74%

Miscellaneous Industrial & Commercial Machinery & Equipment
1,070	Moog Inc. *	39,601
950	Sauer-Danfoss Inc.	38,047
		77,648	4.91%

Miscellaneous Fabricated Metal Products
1,230	The Shaw Group Inc. *	53,862	3.41%

Mortgage Bankers & Loan Correspondents
1,490	Ocwen Financial Corp. *	57,469	3.64%

Plastic Materials, Synth Resin
1,510	Hexcel Corp. *	38,596	2.44%

Plastics Products, NEC
710	AptarGroup, Inc.	36,409	2.30%

Savings Institution, Federally Chartered
2,990	Umpqua Holding Corp.	36,178	2.29%

Semiconductors & Related Devices
8,330	GT Advanced Technologies, Inc. * (a)	36,152	2.29%

Services - Advertising
1,430	Valassis Communications, Inc. * (a)	37,209	2.35%

Services - Advertising Agencies
2,380	Interpublic Group of Companies	24,038	1.52%

Services - Business Services, NEC
1,210	Lender Processing Services, Inc.	29,173	1.85%

Services - Equipment Rental & Leasing, NEC
1,770	CAI International, Inc. *	39,223
740	Rent-A-Center Inc.	24,672
		63,895	4.04%

Services - Hospitals
1,770	HealthSouth Corp. *	39,135	2.48%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
560	Church & Dwight Co. Inc.	28,426	1.80%

State Commercial Banks
1,120	Bank of the Ozarks, Inc.	36,669
960	First Financial Bankshares, Inc. (a)	34,781
1,270	Independent Bank Corp.	37,477
		108,927	6.89%

Steel Works, Blast Furnaces & Rolling & Finishing Mills
2,020	Worthington Industries, Inc.	43,672	2.76%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
770	Carpenter Technology Corporation	37,430	2.37%

Surgical & Medical Instruments & Apparatus
340	Teleflex Incorporated	23,103	1.47%

Tires & Inner Tubes
2,110	Cooper Tire & Rubber Company	42,474	2.69%

Title Insurance
1,980	Fidelity National Financial, Inc. Class A	42,392	2.68%

Total for Common Stocks (Cost $1,439,156)		$ 1,527,527	96.66%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
125,746	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.02% **	125,746	7.96%
(Cost $125,746)

MONEY MARKET FUNDS
54,663	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.02% **	54,663	3.46%
(Cost $54,663)

Total Investment Securities		1,707,936	108.08%
	(Cost $1,619,565)

Liabilities In Excess of Other Assets		(127,742)	-8.08%

Net Assets		$ 1,580,194	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at October 31, 2012.
(a) All or a portion of shares are on loan.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at October 31, 2012 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                                                                                          Small Cap Value Fund           Select Value Fund

Cost of Investments

$430,391,359

                              $1,619,565

Gross Unrealized Appreciation

                                   $ 92,268,255                          $185,442

Gross Unrealized Depreciation                                              ($14,330,454)

                                 ($97,071)

Net Unrealized Appreciation

   (Depreciation) on Investments

 $77,937,801

                                $88,371

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken on the Funds’ 2012 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including real estate investment trusts). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds.  Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of October 31, 2012:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$439,703,666	$2,334,782	$0	$442,038,448
Real Estate Investment Trusts	$14,124,684	$0	$0	$14,124,684
Investments Purchased with Cash
Proceeds from Securities Lending	$31,589,295	$0	$0	$31,589,295
Money Market Funds	$20,576,733	$0	$0	$20,576,733
Total	$505,994,378	$2,334,782	$0	$508,329,160

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,527,527	$0	$0	$1,527,527
Investments Purchased with Cash
Proceeds from Securities Lending	$125,746	$0	$0	$125,746
Money Market Funds	$54,663	$0	$0	$54,663
Total	$1,707,936	$0	$0	$1,707,936

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended October 31, 2012.  There were no transfers into or out of the levels during the period ended October 31, 2012.  It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. SECURITIES LENDING

The Funds entered into an agreement with Huntington National Bank as lending agent, dated November 30, 2011 (“Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Funds’ negotiated lenders’ fees and the Funds receives cash collateral in an amount equal to 102% of the market value of loaned securities. The borrowers of securities are at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrowers default on their obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrowers on demand; if the borrowers default on their obligation to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Funds continue to receive interest or dividend payments on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities lending income, as disclosed in the Funds’ Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by the borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. As of October 31, 2012, the Walthausen Small Cap Value Fund loaned common stocks having a fair value of $29,967,668, and received $31,589,295 of cash collateral for the loan. This cash was invested in a money market fund as presented on the Schedule of Investments. Also, as of October 31, 2012, the Walthausen Select Value Fund loaned common stocks having a fair value of $118,734, and received $125,746 of cash collateral for the loan. This cash was invested in a money market fund as presented on the Schedule of Investments.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:            Dec. 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:            Dec. 26, 2012

By: /s/Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:            12/26/12